CONSIDERATION PAYABLE TO WEBANK (Details Narrative) ¥ in Thousands, $ in Thousands				9 Months Ended
	Jun. 21, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 28, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank					$ 3,731	¥ 27,237
Repayable amount				¥ 240,000
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank								¥ 73,700	¥ 48,000
Face value of debt	¥ 30,000	¥ 30,000	¥ 30,000
Periodic payment	¥ 2,500	¥ 2,500	¥ 5,000
Debt instrument maturity date	December 2024 to November 2026	December 2023 to November 2024	June 2023 to November 2023
Repayable amount	¥ 27,200